Label	Element	Value
Western Asset Total Return ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTERN ASSET TOTAL RETURN ET
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Western Asset Total Return ETF (the “fund”) seeks to maximize total return, consistent with prudent investment management and liquidity needs.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The accompanying table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may also be subject to additional fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. The management agreement between Legg Mason ETF Investment Trust (the “Trust”) and Franklin Templeton Fund Adviser, LLC (“FTFA” or the “manager”) (the “Management Agreement”) provides that the manager will pay all operating expenses of the fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to the manager under the Management Agreement. The manager will also pay all subadvisory fees of the fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%)(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes:
•	You invest $10,000 in the fund for the time periods indicated
•
Your investment has a 5% return each year and the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)

You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the example.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund will seek its investment objective by investing at least 80% of its assets in a portfolio comprised of fixed income securities, debt instruments, derivatives, equity securities of any type acquired in reorganizations of issuers of fixed income securities or debt instruments (“work out securities”), non-convertible preferred securities, warrants, cash and cash equivalents, foreign currencies, and exchange-traded funds (“ETFs”) that provide exposure to these investments (“Principal Investments”). Debt instruments include loans and similar debt instruments.
As part of its 80% policy, the fund intends to invest in derivatives that (i) provide exposure to the Principal Investments, (ii) are used to risk manage the fund’s holdings, and/or (iii) are used to enhance returns. The risk management uses of derivatives will include managing (i) investment-related risks, (ii) risks due to fluctuations in securities prices, interest rates, or currency exchanges rates, (iii) risks due to the credit-worthiness of an issuer, and (iv) the effective duration of the fund’s portfolio. The types of derivatives in which the fund will invest include swaps and security-based swaps, futures and options on futures, currency forwards, swaptions and currency options and security options. As a result of the fund’s use of derivatives and to serve as collateral, the fund may also hold significant amounts of U.S. Treasury securities, cash and cash equivalents and foreign currencies in which certain derivatives are denominated.
The types of fixed income securities in which the fund may invest include corporate debt securities, U.S. and non-U.S. government securities, asset-backed securities (“ABS”), mortgage-backed securities (“MBS”) (including commercial MBS (“CMBS”), residential MBS (“RMBS”) and non-agency collateralized mortgage obligations (“CMOs”)), collateralized debt obligations (“CDOs”) and mortgage dollar rolls. The fixed income securities and debt instruments in which the fund may invest may pay fixed, variable or floating rates of interest. The fund will not invest more than 20% of its portfolio in ABS and non-agency, non-government sponsored enterprise and privately-issued MBS or more than 10% of the fund’s total assets in CDOs. The fund will also not invest more than 20% of its total assets in junior loans (e.g., debt instruments that are unsecured and subordinated).
Although the fund may invest in securities and debt instruments of any maturity, the fund expects the normal range of the fund’s effective duration to be approximately 2 to 9 years. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).
The fund may invest up to 30% of its assets in below investment grade fixed income securities or debt instruments. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organization (“NRSRO”) (e.g., BBB- or higher or Baa3 or higher) or, if unrated, securities of comparable quality at the time of purchase (as determined by the subadviser). Securities rated below investment grade (e.g., BB+ to D or Baa1 to C) or, if unrated, securities of comparable quality at the time of purchase (as determined by the subadviser) are commonly known as “junk bonds” or “high yield securities.”
The fund may invest in securities issued by both U.S. and non-U.S. issuers (including issuers in emerging markets), but the fund will not invest more than 30% of its total assets in securities or debt instruments of non-U.S. issuers or more than 25% of its total assets directly in non-U.S. dollar denominated securities or debt instruments. For purposes of these limitations only, derivatives, warrants and U.S.-listed ETFs that provide indirect exposure to the investments described above will not be counted by the fund in calculating its holdings in non-U.S. issuers or in non-U.S. dollar denominated securities or debt instruments.

Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows the average annual total returns of the fund and also compares the fund’s performance with the average annual total returns of a broad measure of market performance. The fund makes updated performance information, including its current net asset value, available at https://www.franklintempleton.com/investments/options/exchange-traded-funds (select fund), or by calling the fund at 1-877-721-1926.
The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year. The table shows the average annual total returns of the fund and also compares the fund’s performance with the average annual total returns of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.franklintempleton.com/investments/options/exchange-traded-funds (select fund)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%) Before taxes
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best Quarter (12/31/2023): 8.15 Worst Quarter (03/31/2022): (12.28) The year-to-date return as of the most recent calendar quarter, which ended June 30, 2024, was (1.62)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)(for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Western Asset Total Return ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Western Asset Total Return ETF | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency.
Western Asset Total Return ETF | Asset backed and mortgage backed securities risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Asset-backed and mortgage-backed securities risk. MBS and ABS are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. When market interest rates increase, the market values of MBS (CMBS and RMBS) decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of MBS is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the fund. Conversely, when market interest rates decline, while the value of MBS may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. MBS are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Investments in ABS are subject to similar risks. Payment of principal and interest on ABS is dependent largely on the cash flows generated by the assets backing the securities. The risk of loss due to default on private MBS and ABS is historically higher because neither the U.S.
government nor an agency or instrumentality has guaranteed them. MBS and ABS are subject to heightened illiquidity risk and the liquidity of MBS and ABS may change over time.

Western Asset Total Return ETF | Asset class risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Asset class risk. Securities or other assets in the fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
Western Asset Total Return ETF | Assets under management risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Assets under management risk. From time to time, a third party, FTFA and/or affiliates of FTFA or the fund may invest in the fund and hold its investment for a period of time in order to facilitate commencement of the fund’s operations or to allow for the fund to achieve size or scale. There can be no assurance that any such entity will not redeem its investment, that it will not redeem at an inopportune time for the fund or that the size of the fund will be maintained at a level necessary to enable the fund to remain viable. Such redemption may cause the fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable gains or transaction costs and may negatively affect the fund’s net asset value, market price, performance, or ability to satisfy redemptions in a timely manner.

Western Asset Total Return ETF | Authorized Participant concentration risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Authorized Participant concentration risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the fund. “Authorized Participants” are broker-dealers that are permitted to create and redeem shares directly with the fund and who have entered into agreements with the fund’s distributor. A limited number of institutions act as Authorized Participants in respect of the fund. To the extent that these institutions exit the business or are unable to process creation and/or redemption orders with respect to the fund and no other Authorized Participant steps forward to create or redeem, in either of these cases, fund shares may trade at a premium or discount to net asset value and possibly face trading halts and/or delisting.

Western Asset Total Return ETF | Extension risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage- backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the fund’s share price to be more volatile.

Western Asset Total Return ETF | Foreign investments and emerging markets risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign investments and emerging markets risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk as compared to investments in U.S. securities or issuers with predominantly U.S. exposure, such as less liquid, less transparent, less regulated and more volatile markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information, political, economic, financial or social instability, terrorism, armed conflicts and other geopolitical events, and the impact of tariffs and other restrictions on trade or economic sanctions. Geopolitical or other events such as nationalization or expropriation could even cause the loss of the fund’s entire investment in one or more countries.
In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in certain foreign markets, particularly emerging market countries, and shareholders may have limited legal remedies. To the extent the fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund.
The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic and political conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The fund may be unable or may choose not to hedge its foreign currency exposure.
Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories. Settlement of trades in these markets can take longer than in other markets and the fund may not receive its proceeds from the sale of certain securities for an extended period (possibly several weeks or even longer).
The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Their economies tend to be less diversified than those of more developed countries. They typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a pandemic or a natural disaster. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Western Asset Total Return ETF | Forward roll transactions risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Forward roll transactions risk. Forward roll transactions (also referred to as mortgage dollar rolls) are transactions in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. The fund’s forward roll transactions could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund’s right to repurchase securities may be limited. Forward roll transactions may have a leveraging effect on the fund, making the value of an investment in the fund more volatile, requiring the fund to liquidate portfolio securities when it may not be advantageous to do so and magnifying any change in the fund’s net asset value.

Western Asset Total Return ETF | Hedging risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Hedging risk. There can be no assurance that the fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the fund engages in will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

Western Asset Total Return ETF | High yield junk bonds risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
High yield (“junk”) bonds risk. High yield bonds are generally subject to greater credit risks than higher-grade bonds, including the risk of default on the payment of interest or principal. High yield bonds are considered speculative, typically have lower liquidity and are more difficult to value than higher grade bonds. High yield bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments and may be difficult to sell at a desired price, or at all, during periods of uncertainty or market turmoil.

Western Asset Total Return ETF | Derivatives risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains, such as when market prices, interest rates, currencies or the derivatives themselves behave in a way not anticipated by the fund’s subadviser. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Derivatives also tend to involve greater illiquidity risk and valuation risk. The fund may be unable to terminate or sell its derivative positions. In fact, many over-the-counter derivatives will not have liquidity beyond the counterparty to the instrument. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the fund than an investment in the underlying asset, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments have adopted and implemented regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets.
Swap agreements tend to shift the fund’s investment exposure from one type of investment to another. For example, the fund may enter into interest rate swaps, which involve the exchange of interest payments by the fund with another party, such as an exchange of floating rate payments for fixed interest rate payments with respect to a notional amount of principal. If an interest rate swap intended to be used as a hedge negates a favorable interest rate movement, the investment performance of the fund would be less than what it would have been if the fund had not entered into the interest rate swap.
Credit default swap contracts involve heightened risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value. When the fund sells credit protection via a credit default swap, credit risk increases since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.
The primary risks associated with the use of futures contracts are: (a) the imperfect correlation between the change in market value of the instruments held by the fund and the price of the futures contract; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the subadviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.
To the extent that the fund writes or sells an option, in particular a naked option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the fund could experience a substantial loss.

Western Asset Total Return ETF | Inflation risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Inflation risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as prices go up and the purchasing power of money goes down. The market prices of debt securities generally fall as inflation increases because the purchasing power of the principal and income is expected to be less when paid. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally.

Western Asset Total Return ETF | Credit risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or its credit is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Subordinated securities (meaning securities that rank below other securities with respect to claims on the issuer’s assets) are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Western Asset Total Return ETF | Commodity regulatory risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Commodity regulatory risk. The fund is a “commodity pool” and the fund’s manager is registered as a “commodity pool operator” under the Commodity Exchange Act with respect to the fund. As a result, additional disclosure, reporting and recordkeeping obligations mandated by the U.S. Commodity Futures Trading Commission (“CFTC”) apply with respect to the fund. The fund’s manager is therefore subject to dual regulation by the Securities and Exchange Commission and the CFTC. Notwithstanding the foregoing, the CFTC has adopted rules that allow for substituted compliance with certain CFTC disclosure and shareholder reporting requirements based on compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting applicable to the manager as the fund’s commodity pool operator, the manager’s and the fund’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the manager’s CFTC compliance obligations. The CFTC has neither reviewed nor approved the fund, its investment strategies, or this Prospectus.

Western Asset Total Return ETF | Cash transactions risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cash transactions risk. Unlike most other ETFs, the fund may effect its creations and redemptions primarily for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the fund to dispose of or sell portfolio investments at an inopportune time to obtain the cash needed to distribute redemption proceeds. This may cause the fund to incur certain costs such as brokerage costs, and to recognize gains or losses that it might not have incurred if it had made a redemption in-kind. As a result, the fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind.

Western Asset Total Return ETF | Illiquidity risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Illiquidity risk. Some assets held by the fund may be or become impossible or difficult to sell and some assets that the fund wants to invest in may be impossible or difficult to purchase, particularly during times of market turmoil or due to adverse changes in the conditions of a particular issuer. These illiquid assets may also be difficult to value. Markets may become illiquid quickly. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the fund may be forced to sell at a substantial loss or may not be able to sell at all. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer). The liquidity of certain assets, particularly of privately-issued and non-investment grade MBS, ABS and CDOs, may be difficult to ascertain and may change over time.

Western Asset Total Return ETF | Investing in ETFs risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Investing in ETFs risk. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are traded on an exchange and may trade throughout a trading day. ETFs are bought and sold based on market values and not at net asset value, and therefore may trade at either a premium or discount to net asset value and may experience volatility in certain market conditions. The fund will pay brokerage commissions in connection with the purchase and sales of shares of ETFs. In addition, the fund will indirectly bear its pro rata share of fees and expenses incurred by an ETF in which it invests, including advisory fees. These expenses are in addition to management fees and other expenses that the fund bears directly in connection with its own operations. Certain ETFs are also subject to portfolio management risk. Investments in ETFs are subject to the risk that the listing exchange may halt trading of an ETF’s shares, in which case the fund would be unable to sell its ETF shares unless and until trading is resumed.

Western Asset Total Return ETF | Market and interest rate risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market and interest rate risk. The market prices of securities held by the fund may go up or down, sometimes rapidly or unpredictably. If the market prices of the fund’s securities fall, the value of your investment in the fund will decline. The market price of a security may fall due to general market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. Changes in market conditions will not typically have the same impact on all types of securities.
The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund. Recently, there have been inflationary price movements. As a result, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. The U.S. Federal Reserve has raised interest rates from historically low levels. It may continue to raise interest rates or take other actions which may increase market volatility to the extent inconsistent with general market expectations. In addition, further changes in monetary or fiscal policy may exacerbate the risks associated with changing interest rates. Any additional interest rate increases in the future could cause the value of the fund’s holdings to decrease. It cannot be predicted when inflation will return to more normalized levels or how long financial authorities will counter inflationary pressures with monetary tightening.
The maturity of a security may be significantly longer than its duration. A security’s maturity and other features may be more relevant than its duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.

Western Asset Total Return ETF | Leverage risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Leverage risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations created by the use of leverage or derivatives. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets.

Western Asset Total Return ETF | Investment in loans risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Investment in loans risk. Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, credit risk, interest rate risk, prepayment risk, and extension risk. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. This means loans are often subject to significant credit risks, including a greater possibility that the borrower will be adversely affected by changes in market or economic conditions and may default or enter bankruptcy. This risk of default will increase in the event of an economic downturn or a substantial increase in interest rates (which will increase the cost of the borrower’s debt service). Transactions in loans may settle on a delayed basis. As a result, the proceeds from the sale of a loan may not be available to make additional investments or to meet the fund’s redemption obligations. Because junior loans are unsecured and subordinated and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Bank loans may not be considered securities under federal securities laws and therefore, the fund may not have the protections afforded by U.S. federal securities laws with respect to such investments.

Western Asset Total Return ETF | Market events risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market events risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to factors such as economic events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, wars, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the fund’s investments may be negatively affected. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the fund’s investments.

Western Asset Total Return ETF | Market trading risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market trading risk. The fund faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the fund’s shares trading at a premium or discount to net asset value.

Western Asset Total Return ETF | Absence of active market [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Absence of active market. Although shares of the fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained by market makers or Authorized Participants. Authorized Participants are not obligated to execute purchase or redemption orders for Creation Units. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in fund shares. The absence of an active market for the fund’s shares may contribute to the fund’s shares trading at a premium or discount to net asset value.

Western Asset Total Return ETF | National closed market trading risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
National closed market trading risk. Where the underlying securities held by the fund trade on foreign exchanges that are closed when the securities exchange on which the fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security (i.e., during the fund’s domestic trading day) and the last quoted price for the underlying security (i.e., the fund’s quote from the closed foreign market), which in turn could lead to a difference between the price at which the fund has valued the security and the value of the underlying security. This could also result in premiums or discounts to the fund’s net asset value that may be greater than those experienced by other ETFs.

Western Asset Total Return ETF | Portfolio management risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Portfolio management risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates or other market factors, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools and data used by the subadviser. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the fund. Furthermore, the implementation of the fund’s investment strategies is subject to a number of constraints, which could also adversely affect the fund’s value or performance.

Western Asset Total Return ETF | Prepayment or call risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Prepayment or call risk. Many issuers have a right to prepay their fixed income securities. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the fund may not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The fund may also lose any premium it paid to purchase the securities.

Western Asset Total Return ETF | Small fund risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small fund risk. When the fund’s size is small, the fund may experience low trading volume and wide bid/ask spreads. In addition, the fund may face the risk of being delisted if the fund does not meet certain conditions of the listing exchange.

Western Asset Total Return ETF | Sovereign debt risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sovereign debt risk. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation, and the fund may be unable to enforce its rights against the issuers. Sovereign debt risk is increased for emerging market issuers.

Western Asset Total Return ETF | Stock market and equity securities risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Stock market and equity securities risk. The stock markets are volatile and the market prices of equity securities held by the fund may go up or down, sometimes rapidly or unpredictably. Equity securities may include exchange-traded and over-the-counter common stocks, preferred stock, depositary receipts, trust certificates, limited partnership interests, warrants, rights, securities convertible into equity securities, and shares of other investment companies, including exchange-traded funds, and of real estate investment trusts. Equity securities may have greater price volatility than other asset classes, such as fixed income securities. The market price of a security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. Changes in market conditions will not typically have the same impact on all types of securities. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. If the fund holds equity securities in a company that becomes insolvent, the fund’s interests in the company will be subordinated to the interests of debtholders and general creditors of the company, and the fund may lose its entire investment.

Western Asset Total Return ETF | Trading issues risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Trading issues risk. Trading in fund shares on NASDAQ may be halted in certain circumstances. There can be no assurance that the requirements of NASDAQ necessary to maintain the listing of the fund will continue to be met.

Western Asset Total Return ETF | Valuation risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Valuation risk. The sales price the fund could receive upon the sale of any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Authorized Participants who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the fund’s investments involves subjective judgment.
These and other risks are discussed in more detail in the Prospectus or in the Statement of Additional Information.

Western Asset Total Return ETF | Cybersecurity risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity risk. Like other funds and business enterprises, the fund, the manager, the subadviser, Authorized Participants, the relevant listing exchange and their service providers are subject to the risk of cyber incidents occurring from time to time. Cybersecurity incidents, whether intentionally caused by third parties or otherwise, may allow an unauthorized party to gain access to fund assets, fund or customer data (including private shareholder information) or proprietary information, cause the fund, the manager, the subadviser, Authorized Participants, the relevant listing exchange and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent fund investors from purchasing or redeeming shares, receiving distributions or receiving timely information regarding the fund or their investment in the fund. The fund, the manager, and the subadviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the fund, the manager, and/or the subadviser. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents. Issuers of securities in which the fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.
New ways to carry out cyber attacks continue to develop. There is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund’s ability to plan for or respond to a cyber attack.

Western Asset Total Return ETF | Shares of the fund may trade at prices other than net asset value [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Shares of the fund may trade at prices other than net asset value. Shares of the fund trade on stock exchanges at prices at, above or below the fund’s most recent net asset value. The net asset value of the fund is calculated at the end of each business day and fluctuates with changes in the market value of the fund’s holdings. The trading price of the fund’s shares fluctuates continuously throughout trading hours based on both market supply of and demand for fund shares and the underlying value of the fund’s portfolio holdings or net asset value. As a result, the trading prices of the fund’s shares may deviate significantly from net asset value during periods of market volatility, including during periods of high redemption requests or other unusual market conditions. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NET ASSET VALUE.

Western Asset Total Return ETF | Western Asset Total Return ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.49%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.45%
1 year	rr_ExpenseExampleYear01	$ 46
3 years	rr_ExpenseExampleYear03	153
5 years	rr_ExpenseExampleYear05	270
10 years	rr_ExpenseExampleYear10	611
1 year	rr_ExpenseExampleNoRedemptionYear01	46
3 years	rr_ExpenseExampleNoRedemptionYear03	153
5 years	rr_ExpenseExampleNoRedemptionYear05	270
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 611
2019	rr_AnnualReturn2019	13.19%
2020	rr_AnnualReturn2020	10.12%
2021	rr_AnnualReturn2021	(2.98%)
2022	rr_AnnualReturn2022	(21.24%)
2023	rr_AnnualReturn2023	5.89%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.62%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.28%)
1 year	rr_AverageAnnualReturnYear01	5.89%
5 years	rr_AverageAnnualReturnYear05	0.17%
Since inception	rr_AverageAnnualReturnSinceInception	0.39%
Inception date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2018
Western Asset Total Return ETF | Return after taxes on distributions | Western Asset Total Return ETF
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.49%
5 years	rr_AverageAnnualReturnYear05	(1.41%)
Since inception	rr_AverageAnnualReturnSinceInception	(1.16%)
Inception date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2018
Western Asset Total Return ETF | Return after taxes on distributions and sale of fund shares | Western Asset Total Return ETF
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.45%
5 years	rr_AverageAnnualReturnYear05	(0.39%)
Since inception	rr_AverageAnnualReturnSinceInception	(0.21%)
Inception date	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2018
Western Asset Total Return ETF | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.53%
5 years	rr_AverageAnnualReturnYear05	1.10%
Since inception	rr_AverageAnnualReturnSinceInception	1.47%

[1]	The manager has agreed to waive fees and/or reimburse management fees so that the ratio of total annual fund operating expenses will not exceed 0.45% (subject to the same exclusions as the Management Agreement). This arrangement cannot be terminated prior to July 31, 2025 without the Board of Trustees’ consent.